Document and Entity Information	Apr. 02, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 02, 2018
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2018
Document Effective Date	Dec. 17, 2018
Prospectus Date	Apr. 02, 2018